Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Indefinite-Lived Intangible Assets

		Accumulated	Net Book
(in millions)	Cost	Amortization	Value
2019
Computer software	$946	$(576)	$370
Land, transmission and water rights	890	(122)	768
Other	115	(61)	54
Assets under construction	68	—	68
	$2,019	$(759)	$1,260

		Accumulated	Net Book
(in millions)	Cost	Amortization	Value
2018
Computer software	$860	$(533)	$327
Land, transmission and water rights	855	(125)	730
Other	120	(58)	62
Assets under construction	81	—	81
	$1,916	$(716)	$1,200

Schedule of Finite-Lived Intangible Assets
The service life ranges and weighted average remaining service life of finite-life intangible assets as at December 31 were as follows.

	2019		2018
(years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Computer software	3-10	4	3-10	4
Land, transmission and water rights	43-90	58	36-90	57
Other	10-100	12	10-100	13

		Accumulated	Net Book
(in millions)	Cost	Amortization	Value
2019
Computer software	$946	$(576)	$370
Land, transmission and water rights	890	(122)	768
Other	115	(61)	54
Assets under construction	68	—	68
	$2,019	$(759)	$1,260

		Accumulated	Net Book
(in millions)	Cost	Amortization	Value
2018
Computer software	$860	$(533)	$327
Land, transmission and water rights	855	(125)	730
Other	120	(58)	62
Assets under construction	81	—	81
	$1,916	$(716)	$1,200